Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
Summary of Significant Accounting Policies

(a)	Basis of Reporting
The accompanying consolidated financial statements and notes thereto have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, certain disclosures normally prepared in accordance with accounting principles generally accepted in the United States of America have been omitted. The accompanying consolidated financial statements and notes thereto should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report filed on Form 10-K with the SEC on March 30, 2011.
This summary of significant accounting policies is presented to assist in understanding the Company’s consolidated financial statements. The consolidated financial statements and notes are representations of the Company’s management which is responsible for the integrity and objectivity of the consolidated financial statements. These accounting policies conform to accounting principles generally accepted in the United States of America and have been consistently applied in the preparation of the consolidated financial statements.

(b)	Unaudited Interim Financial Information
The financial information herein is unaudited; however, such information reflects solely normal recurring adjustments which are, in the opinion of management, necessary for a fair presentation of the results for the interim periods presented. Operating results of the interim period are not necessarily indicative of the amounts that will be reported for the entire year.

(c)	Cash and Cash Equivalents
For purposes of the consolidated statements of cash flows, the Company considers investments with maturities of three months or less at date of purchase to be cash equivalents. Cash subject to account control agreement represents unrestricted cash that results from collections of trade accounts receivable. Such amounts are generally applied the next business day to outstanding balances and accrued interest on the revolving credit agreement, and subject to availability and other terms of the agreement, can be re-borrowed immediately after being applied to the line of credit.

(d)	Disbursements in Transit
Disbursements in transit as presented in the consolidated balance sheet and consolidated statement of cash flows, represent drafts for payment to the Company’s vendors in transit and in the process of being collected.

(e)	Accounts Receivable and Credit Policies
Trade accounts receivable are customer obligations due under normal trade terms generally requiring payment within 15 to 21 days from the invoice date. Receivables are recorded based on the amounts invoiced to customers. Interest and delinquency fees are not included in income until realized in cash. Discounts allowed for early payment, if any, are charged against income when the payment is received. Payments of accounts receivable are allocated to the specific invoices identified on the customer’s remittance advice or, if unspecified, are generally applied to the earliest unpaid invoices.
The carrying amount of accounts receivable is reduced by an allowance for credit losses that reflects management’s estimate of the amounts that will not be collected. The allowance for credit losses is based on various factors including among other things, (a) our assessment of the collectibility of specific customer accounts, (b) our macro assessment of political and economic risk, (c) the overall aging of accounts receivable portfolio, and (d) the effects each of these and other factors have on the consolidated portfolio. Balances still outstanding after management has used reasonable collection efforts are charged off to the valuation allowance. Recoveries on accounts previously charged off are credited to the valuation allowance.
A lien exists on certain receivables related to fresh produce under the Perishable Agricultural Commodities Act of 1930, which partially subordinates the lien placed by the line of credit.

(f)	Inventories
Inventories consist principally of food products and are stated at the lower of average cost (which approximates first-in, first-out) or market. Costs included in inventories consist of materials, certain prepaid expenses related to materials, packaging supplies, and labor. General and administrative costs are not charged to inventories.

(g)	Property and Equipment
Property and equipment are recorded at cost. Equipment classified as capital leases are recorded at the present value of the future minimum lease payments, and amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the asset. Expenditures for major additions and improvements are capitalized, while minor replacements, maintenance and repairs are charged to expense as incurred. When property and equipment are retired or otherwise disposed of, the cost of the asset and related accumulated depreciation are removed from the accounts and any resulting gain or loss is included in other income and expense.
Depreciation, including assets classified as capital leases, are provided using the straight-line method over the following estimated useful lives:

Plant and improvements	15 - 40 years
Machinery and equipment	2 - 15 years
Transportation equipment	3 - 10 years
Office equipment	2 - 7 years

(h)	Concentrations of Credit Risk
The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.

(i)	Revenue Recognition
The Company recognizes revenue, net of related sales discounts and allowances, when persuasive evidence of an arrangement exists (such as a customer purchase order), delivery has occurred, the price to the customer has been fixed or is determinable, and collectibility is reasonably assured. The Company's customers consist of foodservice distributors and retail sector customers. Generally, the risk of loss of ownership of products in the industry in which the Company operates, transfers from the supplier to the purchaser at the point of delivery at the customer's designated place of business. The Company considers the transfer of risk of loss to the customer as the point in which the Company has earned revenue. Revenues include those amounts related to shipping and handling. Shipping and handling expenses are also included in cost of sales.
Consideration from the Company to a customer in the form of cash payments, reductions applied to customers' accounts receivable balances and direct payment of sales and marketing related expenses are presumed to be a reduction to the selling price of the Company’s products and accordingly, is characterized as a reduction of sales when recognized in the Company’s consolidated statements of operations. As a result, certain sales, marketing and promotional expenses are recorded as a reduction of net sales, at the time in which the sale is recognized.

(j)	Accounting for Rebates
The Company establishes liabilities for rebates to customers based on specific programs, expected usage and historical experience.

(k)	Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

(l)	Earnings (Loss) Per Share
Basic earnings (loss) per share (“EPS”) excludes dilution and is calculated by dividing net income (loss) available to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted EPS is computed in a manner similar to that of basic EPS except that the weighted-average number of common shares outstanding is increased to include the number of incremental common shares (computed using the treasury stock method) that would have been outstanding if all potentially dilutive common shares (such as stock options) were issued during the period. Diluted EPS is not presented if the effect of the incremental shares is anti-dilutive.
As of June 30, 2011, the Company has Class A and Class B warrants outstanding resulting from its initial public offering. The Class A and Class B warrants entitle the holder to buy one common share at $9.75 and $13.00, respectively. The Company may redeem some or all of the warrants at a price of $0.25 per warrant, on 30 days notice to the holders. The Company may redeem the Class B warrants only if its gross revenue, for any period of twelve months preceding a 30 day notice to the holders, is equal to or greater than $100 million. The exercise price of both classes of warrants exceeds the Company’s stock price, therefore the Company has not included these warrants as shares in diluted earnings per share because the effects of inclusion would be anti-dilutive.
On various dates, the Company granted stock options to certain employees, members of the board of directors and certain consultants to the Company, vesting over four years. The exercise price of the options is equal to the Company's stock price on the date of issuance. In some instances the exercise price of the options exceeds the Company's stock price, therefore the Company has not included these options as shares in diluted earnings per share because the effects of inclusion would be anti-dilutive.

Option Grant Date	Number of Options Issued and Outstanding at June 30, 2011	Antidilutive	Dilutive
November 26, 2008	470,000	470,000	—
March 12, 2009	14,120	14,120	—
November 11, 2010	90,000	90,000	—
June 21, 2011	329,000	174,000	155,000
On March 6, 2009, the Company issued a seven-year warrant to purchase 252,454 shares of common stock to its lender in connection with refinancing its revolving line of credit, as further described in Note 7. The exercise price of the warrant $0.59 per share, which is greater than the Company’s average stock price, therefore the Company has not included these options associated with the warrant in diluted earnings per share because the effects of inclusion would be anti-dilutive.
On February 24, 2010, the Company issued five year warrants to purchase 1,903,000 shares of common stock to 71 accredited investors in connection with a private placement transaction. The exercise price of the warrants is $0.70 per share, which is greater than the Company’s average stock price, therefore the Company has not included these options associated with the warrants in diluted earnings per share because the effects of inclusion would be anti-dilutive.
On February 23, 2010, the Company issued five year warrants to purchase 475,750 shares of common stock to the placement agent in connection with a private placement transaction. The exercise price of the warrants is $0.625 per share, which is greater than the Company’s average stock price, therefore the Company has not included these options associated with the warrants in diluted earnings per share because the effects of inclusion would be anti-dilutive.
On June 21, 2011, the Company granted 112,000 warrants to purchase common stock to certain consultants of the Company. The exercise price of the warrants were $0.38 per share, which is less than the Company's average stock price, therefore the Company has included these options associated with the warrants in diluted earnings per share because the effects of inclusion are dilutive.

(m)	Use of Estimates
The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(n)	Fair Value of Financial Instruments
The carrying value of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities are measured at cost which approximates fair value because of the short-term nature of these instruments. The carrying amount of the Company’s borrowings under the line of credit and long-term debt approximates fair value because the interest rate on the instruments fluctuate with market interest rates or represents borrowing rates available with similar terms.

(o)	Investments
The Company’s investments primarily consist of money market mutual funds. These investments are classified as available for sale and are reported at fair value, which was determined using quoted market prices in active markets for identical assets. Any related unrealized gains and losses are excluded from earnings and reported net of income tax as a separate component of stockholders’ equity until realized. There were no unrealized gains or losses for the three month periods ended June 30, 2011 and 2010. Realized gains and losses on sales of securities are based on the specific identification method. Declines in the fair value of investment securities below their carrying value that are other than temporary are recognized in earnings.

(p)	Stock-Based Compensation Expense
The Company measures stock-based compensation costs at the grant date based on the fair value of the award and recognize as expense ratably over the service period, net of estimated forfeitures. The Company uses the Black-Scholes option-pricing model to determine the fair-value of stock option awards. The Company awards stock options to employees, executive officers, directors and certain consultants.